Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income
Loans and fees on loans	$ 17,017,453	$ 18,869,197
Investment securities	1,854,419	2,524,358
Cash and federal funds sold	33,713	50,322
Total interest income	18,905,585	21,443,877
Interest expense
Deposits	4,249,128	5,948,314
Other borrowings	2,215,109	2,950,925
Junior subordinated debentures	183,254	523,720
Total interest expense	6,647,491	9,422,959
Net interest income	12,258,094	12,020,918
Provision for loan losses	10,022,989	3,801,000
Net interest income after provision for loan losses	2,235,105	8,219,918
Noninterest income
Service fees on deposit accounts	1,434,718	1,184,968
Gain on sale of mortgage loans	97,320	120,020
Gain on sale of investment securities	853,074	2,279,466
Company owned life insurance earnings	402,325	433,490
Other-than-temporary impairment on available for sale securities	(175,920)
Other	186,743	318,883
Total noninterest income	2,798,260	4,336,827
Noninterest expenses
Salaries and employee benefits	6,667,717	6,624,593
Occupancy	1,313,913	1,343,517
Furniture and equipment	1,554,169	1,453,064
Advertising and public relations	108,927	139,462
Professional fees	941,712	744,793
Travel and entertainment	197,674	165,221
Telephone, postage and supplies	347,012	347,778
Insurance	837,824	989,466
Gain on sale of other real estate owned	(519,305)	(662,591)
Impairment recognized on property and equipment	485,185
Other real estate owned impairment and other expenses, net of rental income	3,715,538	190,617
Other operating	1,287,301	1,345,058
Total noninterest expenses	16,937,667	12,680,978
Loss before income taxes	(11,904,302)	(124,233)
Income tax expense (benefit)	4,575,659	(193,102)
Net income (loss)	$ (16,479,961)	$ 68,869
Basic net income (loss) per common share (in Dollars per share)	$ (3.12)	$ 0.01
Diluted net income (loss) per common share (in Dollars per share)	$ (3.12)	$ 0.01
Weighted average number of common shares outstanding
Basic (in Shares)	5,287,014	5,087,107
Diluted (in Shares)	5,287,014	5,087,107